Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations [Abstract]
Discontinued Operations, Product Line Retained, Revenue	$ 4.0
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation Gain (Loss) on Disposal, Net of Tax	304.8	2.5	(1.0)
Laboratory Workstations Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	179.6	185.8	179.0
Pre-tax Income (Loss)	$ (6.2)	$ 18.0	$ 26.6